Other Receivables - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Weighted average annualized interest rate of term deposit	1.91%	1.95%
Term deposits	¥ 177	¥ 227
Cash	18,716	21,455
Flying College [Member]
Disclosure of financial assets [line items]
Prepayments of training expense		¥ 148	¥ 148
Cash	29
Reversed Loss Allowance	¥ 29